Financial instruments and risk management (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of financial instruments and risk management [Line Items]
Provisions for doubtful debts related to outstanding balances of related party transaction	$ 142,388		$ 141,636	$ 130,290
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	572,085		$ 618,481	570,546
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	$ 217	$ 11,000		$ 3,189
Percentage of option premium to pay				80.00%				80.00%
Percentage of recovery of option premium				80.00%				80.00%
Percentage of recovery of additional option premium				10.00%				10.00%
Trading income (expense) on derivative financial instruments				$ 67,080	$ 3,250
Percentage of increase in foreign exchange	15.00%					15.00%
Percentage of decrease in foreign exchange	15.00%					15.00%
Sensitivity analysis for percentage increase in bushell price of corn and short ton price of soybeans	15.00%	15.00%	15.00%	15.00%	15.00%
Sensitivity analysis for percentage decrease in bushell price of corn and short ton price of soybeans	10.00%	10.00%	10.00%	10.00%	10.00%
Foreign Currency Increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	$ 28,767		$ 25,971	$ 41,235
Foreign Currency decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	48,429		43,493	47,639
Currency risk [member]
Disclosure of financial instruments and risk management [Line Items]
Assets (liabilities)	$ 1,355,861		$ 1,214,223	$ 0		$ 68,931,000	$ 61,761,000	$ 0
Agency of Services for Distribution and Development of Agricultural Markets [Member]
Disclosure of financial instruments and risk management [Line Items]
Percentage of option premium to pay				20.00%				20.00%
Financial Guarantees Granted [Member]
Disclosure of financial instruments and risk management [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%